Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	1,727,690	984,786	86,666
Common stock, shares outstanding	1,727,690	984,786	86,666
Series B1 Convertible and Redeemable Preferred Stock [Member]
Temporary equity shares authorized	5,000,000	5,000,000
Temporary equity, shares issued		0	0
Temporary equity, shares outstanding		0	0
Series B2 Convertible and Redeemable Preferred Stock [Member]
Temporary equity shares authorized	5,000,000	5,000,000
Temporary equity, shares outstanding		0	5,000
Series C Convertible and Redeemable Preferred Stock [Member]
Temporary equity shares authorized	1,700,000	1,700,000
Series B 1 B 2 And C Convertible And Redeemable Preferred Stock [Member]
Temporary equity, shares issued		0
Temporary equity, shares outstanding	0	0